Purchase of Petrosonic Albania Sha. (Tables)	9 Months Ended
Sep. 30, 2012
Business Combinations [Abstract]
Schedule of Purchase Price Allocation [Table Text Block]

A summary of the purchase price consideration and related purchase price allocation are shown below:

Purchase Price
Cash at closing	250,000
Convertible Note Payable	250,000
Total Purchase Price	500,000

Purchase Price Allocation
Cash	11,524
Accounts Receivable	43,909
Equipment	609,432
Accounts Payable	(9,806)
Non-Controlling Interest	(65,506)
589,553
Bargain Purchase Gain	(89,553)
Total Purchase Price	500,000